Shareholders' equity (Details) - Schedule of dilutive effect on options granted	9 Months Ended
Sep. 30, 2022 shares
Schedule Of Dilutive Effect On Options Granted Abstract
Number of shares	1,348,332
Balance of effective stock options granted	4,735
Maximum percentage of dilution	35.00%